Note 32 - Common Shares - Dividends (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2019 [2]	Dec. 31, 2018 [2]
Dividends
Cash dividends declared	€ 0	€ 0	€ 227,000,000
Cash dividends declared per common share (in EUR per share)	€ 0	€ 0	€ 0.11

[1]	Cash dividend for 2017 is based on the number of shares issued as of December31,2017.
[2]	Dividends for 2016 and 2015 were approved by the annual general meeting in 2017 and were paid simultaneously in 2017.